LEASES (Tables)	12 Months Ended
Jun. 30, 2022
LEASES
Schedule of operating lease

	June 30, 2022	June 30, 2021
Operating leases:
Operating lease right of use assets	$—	$50,935
Current operating lease liabilities	—	55,022
Total operating lease liabilities	$—	$55,022

Schedule of maturity lease commitments

For the year ended June 30,	Operating lease
2022	$44,103
2023	6,333
Total	$50,436